Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s effective tax rate is summarized as follows:

	At December 31,
	2024	2023	2022
	(in Euros)
Income taxes at Italy statutory rate	€(2,037,277)	€(2,794,909)	€(2,034,663)
Permanent differences	(39,935)	309,512	(160,133)
Other	71,627	(171,032)	715
Federal Income tax for Genenta INC	(62,825)	(89,910)	(31,993)
Change in valuation allowance	2,068,410	2,746,339	2,226,074
Total provision expense for income taxes	€-	€-	€-

Schedule of deferred tax assets

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2024	2023	2022
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€13,876,117	€11,772,870	€9,197,563
Other temporary differences	130,131	150,347	52,996
Allowance for corporate equity	481,071	495,692	422,011
Total deferred tax assets	14,487,319	12,418,909	9,672,570
Valuation allowance	(14,487,319)	(12,418,909)	(9,672,570)
Net deferred tax assets	€-	€-	€-

Schedule of tax loss carryforwards expire
	At December 31,
	2024	2023	2022
	(in Euros)
No expiration date	€5,487,085	€5,487,085	5,487,085
No expiration date - DL 98/2011	51,680,567	43,191,915	33,054,966
Total	€57,167,652	€48,679,000	38,542,051